Employee Benefit Plans - Amounts Recognized in AOCI (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Net actuarial gain (loss)	$ 1,940	$ (2,026)
Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Net actuarial gain (loss)	1,007	(341)
Non Qualified Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Net actuarial gain (loss)	$ (277)	$ (735)